Purchase Price of Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 30, 2012	Mar. 05, 2012
Fair value of assets acquired:
Notes receivable - Rights to MSRs	$ 11,233
Match funded advances	92,593
Total assets	103,826
Fair value of liabilities assumed:
Cash on-hand	25,940	25,940
Matched funded liabilities	77,886	77,886
Total liabilities	103,826
Purchase price, as adjusted	138,792
Amount paid by Ocwen for post-closing adjustments	11,006
Cash paid at closing		103,826	149,798
Initial Agreement
Fair value of assets acquired:
Notes receivable - Rights to MSRs	62,458
Match funded advances	413,374
Other assets	22,136
Total assets	497,968
Fair value of liabilities assumed:
Matched funded liabilities	358,335
Other liabilities	(841)
Total liabilities	359,176
Purchase price, as adjusted	138,792
Amount paid by Ocwen for post-closing adjustments	11,006
Cash paid at closing	$ 149,798